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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Life Insurance Company
         ------------------------------
Address: One American Row, Hartford, CT 06102-5056
         -----------------------------------------

Form 13F File Number:  28-3340
                       --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Secretary
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     February 5, 2003
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

All securities with respect to Phoenix Life Insurance Company exercising investment discretion are reported herein. Phoenix Life Insurance Company is affiliated through its parent company, The Phoenix Companies, Inc., with several other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with Phoenix Life Insurance Company. Accordingly, each advisory subsidiary is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report.

The following is a list of related entities that are filing separate reports for their organization: (1) Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, Illinois; (2) Roger Engemann & Associates, Inc. reports for itself and its immediate parent, Pasadena Capital Corporation, 600 Rosemead Boulevard, Pasadena, California; (3) Seneca Capital Management, LLC, 909 Montgomery Street, Suite 500, San Francisco, California; (4) Phoenix/Zweig Advisers, LLC and its related subsidiaries, 900 Third Avenue, New York, New York; (5) Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut; (6) Walnut Asset Management LLC, 1617 John F. Kennedy Blvd., Suite 500, Philadelphia, Pennsylvania; (7) Capital West Asset Management, LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado; and (8) Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

No. Form 13 File Number Name

    2       28 - 4602                P.M. Holdings, Inc.
 -------    ---------                --------------------

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $180,350,743.79

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No. Form 13F File Number Name

    2       28 - 4602                P. M. Holdings, Inc.
 -------    ---------                --------------------

              ITEM 1           ITEM 2    ITEM 3       ITEM 4         ITEM 5                ITEM 6   ITEM 7          ITEM 8
              ------           ------    ------      -------        -------               ------   ------          ------
                                                       FAIR        SHARES OR                                   AUTHORITY VOTING
                              TITLE OF    CUSIP       MARKET       PRINCIPAL    SH/  PUT/  INVESTMENT  MANA-    SOLE    SHARED  NONE
          NAME OF ISSUER       CLASS     NUMBER       VALUE         AMOUNTS     PRN  CALL  DISCRETION  GERS     (A)      (B)    (C)
          --------------     --------    ------       ------       ---------    ---  ----  ----------  ----     ----    ------  ----
 1 ADC Telecommunications     COMMON   000886101      101,791.36     48,704.00   SH         48,704.00   1    48,704.00
 2 ATI Technologies Inc       COMMON   001941103       84,118.50     18,090.00   SH         18,090.00   1    18,090.00
 3 Actel Corporation          COMMON   004934105      272,495.98     16,800.00   SH         16,800.00   1    16,800.00
 4 Active Power Inc           COMMON   00504W100       23,586.78     13,251.00   SH         13,251.00   1    13,251.00
 5 Ambac Financial Group Inc  COMMON   023139108      285,418.00      5,075.00   SH          5,075.00   1     5,075.00
 6 American International
     Group                    COMMON   026874107      279,126.25      4,825.00   SH          4,825.00   1     4,825.00
 7 Apache Corp                COMMON   037411105      209,609.23      3,678.00   SH          3,678.00   1     3,678.00
 8 Applied Micro Circuits
     Corp                     COMMON   03822W109       65,095.29     17,641.00   SH         17,641.00   1    17,641.00
 9 Aradigm Corp               COMMON   038505103       48,544.92     29,966.00   SH         29,966.00   1    29,966.00
10 AT&T Latin America Corp    COMMON   04649A106       37,999.50    180,950.00   SH        180,950.00   1   180,950.00
11 Bank Of America Corp       COMMON   060505104      544,385.25      7,825.00   SH          7,825.00   1     7,825.00
12 Benchmark Electronics Inc  COMMON   08160H101      225,267.60      7,860.00   SH          7,860.00   1     7,860.00
13 Cisco Systems Inc          COMMON   17275R102      183,420.96     14,001.60   SH         14,001.60   1    14,001.60
14 Citigroup Inc              COMMON   172967101      442,172.19     12,565.28   SH         12,565.28   1    12,565.28
15 Cost Plus Inc              COMMON   221485105      201,550.10      7,030.00   SH          7,030.00   1     7,030.00
16 Covance Inc                COMMON   222816100      277,129.30     11,270.00   SH         11,270.00   1    11,270.00
17 Crown Castle Intl Corp     COMMON   228227104      150,000.00     40,000.00   SH         40,000.00   1    40,000.00
18 Diamonds Trust Series I    COMMON   252787106      204,697.50      2,450.00   SH          2,450.00   1     2,450.00
19 Diebold Inc                COMMON   253651103      210,222.00      5,100.00   SH          5,100.00   1     5,100.00
20 Divine Inc                 COMMON   255402406      105,975.63     75,696.88   SH         75,696.88   1    75,696.88
21 Du Pont (E I) De Nemours   COMMON   263534109      275,600.01      6,500.00   SH          6,500.00   1     6,500.00
22 E Piphany Inc              COMMON   26881V100      107,081.43     25,679.00   SH         25,679.00   1    25,679.00
23 Emmis Communications
     -Cl A                    COMMON   291525103      288,287.20     13,840.00   SH         13,840.00   1    13,840.00
24 Exxon Mobil Corporation    COMMON   30231G102      495,728.70     14,188.00   SH         14,188.00   1    14,188.00
25 Ferro Corp                 COMMON   315405100      208,632.21      8,540.00   SH          8,540.00   1     8,540.00
26 Foundry Networks Inc       COMMON   35063R100      200,140.16     28,429.00   SH         28,429.00   1    28,429.00
27 General Electric Corp      COMMON   369604103      214,280.00      8,800.00   SH          8,800.00   1     8,800.00
28 Gtech Holdings Corp        COMMON   400518106      277,764.20      9,970.00   SH          9,970.00   1     9,970.00
29 Hewlett - Packard Co       COMMON   428236103      192,348.81     11,080.00   SH         11,080.00   1    11,080.00
30 Hibernia Corp              COMMON   428656102      192,400.00     10,000.00   SH         10,000.00   1    10,000.00
31 Hilb, Rogal & Hamilton Co  COMMON   431294107  159,310,414.00  3,895,120.00   SH      3,895,120.00   1 3,895,120.00
32 Inspire Pharmaceuticals
     Inc                      COMMON   457733103      147,572.00     15,800.00   SH         15,800.00   1    15,800.00
33 Integra Lifesciences
     Holding                  COMMON   457985208      238,628.00     13,520.00   SH         13,520.00   1    13,520.00
34 IBM Corp                   COMMON   459200101      210,025.00      2,710.00   SH          2,710.00   1     2,710.00
35 Internet Capital Group
     Inc                      COMMON   46059C106       28,845.00     80,125.00   SH         80,125.00   1    80,125.00
36 Internet Security Systems  COMMON   46060X107      479,916.06     26,182.00   SH         26,182.00   1    26,182.00
37 Interwoven Inc             COMMON   46114T102       37,897.60     14,576.00   SH         14,576.00   1    14,576.00
38 Intuit Inc                 COMMON   461202103      830,483.97     17,700.00   SH         17,700.00   1    17,700.00
39 ISHARES S&P Midcap         COMMON   464287705      231,971.00      2,900.00   SH          2,900.00   1     2,900.00
40 Jo-Ann Stores Inc          COMMON   47758P109      221,430.80      9,640.00   SH          9,640.00   1     9,640.00
41 Johnson & Johnson          COMMON   478160104      290,034.00      5,400.00   SH          5,400.00   1     5,400.00
42 Juniper Networks Inc       COMMON   48203R104       95,200.00     14,000.00   SH         14,000.00   1    14,000.00
43 Kennametal Inc             COMMON   489170100      202,742.40      5,880.00   SH          5,880.00   1     5,880.00
44 Kroll Inc                  COMMON   501049100      242,697.60     12,720.00   SH         12,720.00   1    12,720.00
45 Medtronic Inc              COMMON   585055106    1,481,772.00     32,495.00   SH         32,495.00   1    32,495.00
46 Microsoft Corp             COMMON   594918104      330,880.00      6,400.00   SH          6,400.00   1     6,400.00
47 Herman Miller Inc          COMMON   600544100      217,672.00     11,830.00   SH         11,830.00   1    11,830.00
48 Mylan Laboratories         COMMON   628530107      202,420.01      5,800.00   SH          5,800.00   1     5,800.00
49 Nasdaq-100 Index Trckng
    Stock Mutual F            COMMON   631100104      461,349.00     18,900.00   SH         18,900.00   1    18,900.00
50 Netscreen Technologies
     Inc                      COMMON   64117V107      176,820.00     10,500.00   SH         10,500.00   1    10,500.00
51 Packaging Corp of America  COMMON   695156109      184,224.00     10,100.00   SH         10,100.00   1    10,100.00
52 PEC Solutions Inc          COMMON   705107100      210,496.00      7,040.00   SH          7,040.00   1     7,040.00
53 Pfizer Inc                 COMMON   717081103      265,959.00      8,700.00   SH          8,700.00   1     8,700.00
54 Proctor and Gamble Co      COMMON   742718109      206,256.00      2,400.00   SH          2,400.00   1     2,400.00
55 RF Micro Devices Inc       COMMON   749941100      185,668.90     25,330.00   SH         25,330.00   1    25,330.00
56 Rational Software Corp     COMMON   75409P202      322,090.00     31,000.00   SH         31,000.00   1    31,000.00
57 SBC Communications         COMMON   78387G103      214,169.00      7,900.00   SH          7,900.00   1     7,900.00
58 SPDR Trust Ser1 S&P 500    COMMON   78462F103      445,864.50      5,050.00   SH          5,050.00   1     5,050.00
59 Safeguard Health
     Enterprises              COMMON   786444109    1,140,000.00     95,000.00   SH         95,000.00   2    95,000.00
60 Silicon Laboratories Inc   COMMON   826919102      248,040.00     13,000.00   SH         13,000.00   1    13,000.00
61 Steris Corp                COMMON   859152100      264,567.50     10,910.00   SH         10,910.00   1    10,910.00
62 Trico Marine Services Inc  COMMON   896106101    2,545,785.00    764,500.00   SH        764,500.00   1   764,500.00
63 Tuesday Morning Corp       COMMON   899035505      235,638.00     13,780.00   SH         13,780.00   1    13,780.00
64 UCBH Holdings Inc          COMMON   90262T308      297,999.00      7,020.00   SH          7,020.00   1     7,020.00
65 US Bancorp                 COMMON   902973304      350,978.80     16,540.00   SH         16,540.00   1    16,540.00
66 Union Pacific Corp         COMMON   907818108      217,028.75      3,625.00   SH          3,625.00   1     3,625.00
67 United Technologies Corp   COMMON   913017109      256,741.30      4,145.00   SH          4,145.00   1     4,145.00
68 Verizon Communications
     Inc                      COMMON   92343V104      305,350.00      7,880.00   SH          7,880.00   1     7,880.00
69 Viacom Inc                 COMMON   925524308      240,810.07      5,908.00   SH          5,908.00   1     5,908.00
70 Vignette Corporation       COMMON   926734104       61,500.00     50,000.00   SH         50,000.00   1    50,000.00
71 Wells Fargo and Company    COMMON   949746101      268,846.32      5,736.00   SH          5,736.00   1     5,736.00
72 Witness Systems Inc        COMMON   977424100       39,092.16     11,364.00   SH         11,364.00   1    11,364.00
-----------
                                                  180,350,743.79